Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [LineItems]
Cost to obtain contract amortization	₨ 902	₨ 1,257	₨ 1,237
Costs to fulfil contract amortization	₨ 54	₨ 0	₨ 0